Schedule of Cash Flows Associated With Acquisition, Construction, and Sale of Projects Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Project assets expected to be sold within one year	$ 90,220	$ 270,812
Project assets expected to be sold beyond one year	34,664	0
Project Assets
Inventory [Line Items]
Project assets expected to be sold within one year	0	126,358
Project assets expected to be sold beyond one year	34,664	0
Total	$ 34,664	$ 126,358